Prospectus Supplement                                     203934 05/03
dated May 19, 2003 to:

PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
Prospectuses dated January 30, 2003

The third paragraph and table under the heading "Who manages the fund?" is replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Stephen P. Dexter       1999      1999 - Present          Putnam Management
                                  Prior to June 1999      Scudder Kemper Inc.

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Portfolio members       Since     Experience
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Peter J. Hadden         2003      1992 - Present          Putnam Management
Denise D. Selden        2003      1998 - Present          Putnam Management